Equity (Details 1) - USD ($)			12 Months Ended
		Oct. 07, 2013	Dec. 31, 2019	Dec. 31, 2018
Option Indexed to Issuer's Equity [Line Items]
Granted				275,000
Exercised		(94,000)
Employee Stock Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Outstanding, Beginning Balance			881,867	1,016,867
Forfeited			(87,000)	(84,000)
Exercised				(51,000)
Outstanding, Ending Balance			794,867	881,867
Weighted average exercise price, Beginning Balance			$ 2.34	$ 2.26
Weighted average exercise price, Exercised
Weighted average exercise price, Ending Balance			$ 2.40	$ 2.34
Aggregate intrinsic value, Beginning Balance	[1]
Aggregate intrinsic value, Ending Balance	[1]

[1]	The intrinsic value of the stock options at December 31, 2019 is the amount by which the market value of the Company's common stock of $0.39 as of December 31, 2019 exceeds the exercise price of the options.